Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

a)	Vessels Under Construction

As at December 31, 2011, the Company was committed to the construction of four shuttle tankers, one FPSO unit and the conversion of an existing Aframax tanker to an FPSO unit for a total cost of approximately $1.7 billion, excluding capitalized interest. The four shuttle tankers are scheduled for delivery in 2013 and the two FPSO units are scheduled to be delivered between 2012 and 2013. As at December 31, 2011, payments made towards these commitments totalled $499.1 million (excluding $8.8 million of capitalized interest and other miscellaneous construction costs). As at December 31, 2011, the remaining payments required to be made under these newbuilding contracts were $503.6 million in 2012, $707.4 million in 2013 and $13.5 million in 2014. See Note 25(b) to the consolidated financial statements for information related to the conversion of the existing Aframax tanker to an FPSO unit.

b)	Joint Ventures

Teekay has a 33% interest in a joint venture that charters four newbuilding 160,400-cubic meter LNG carriers for a period of 20 years to the Angola LNG Project, which is being developed by subsidiaries of Chevron Corporation, Sociedade Nacional de Combustiveis de Angola EP, BP Plc, Total S.A. and ENI SpA. The vessels are chartered at fixed rates, with inflation adjustments. The other members of the joint venture are Mitsui & Co., Ltd. and NYK Bulkship (Europe) Ltd., which hold 34% and 33% interests in the joint venture, respectively. In connection with this award, the joint venture entered into agreements with Samsung Heavy Industries Co. Ltd. to construct the four LNG carriers at a total cost of approximately $906.0 million (of which Teekay’s 33% portion was $299.0 million), excluding capitalized interest and other miscellaneous construction costs. During the year ended December 31, 2011, Teekay sold to Teekay LNG its 33% ownership interest in these vessels and related charter contracts, in accordance with existing agreements. During the year ended December 31, 2011, three of the Angola LNG carriers delivered and commenced their 20-year, fixed-rate charter contracts. The final Angola LNG carrier delivered in January 2012. As at December 31, 2011, payments made towards these commitments by the joint venture company totalled $770.1 million (of which Teekay’s 33% contribution was $254.1 million), excluding capitalized interest and other miscellaneous construction costs. As at December 31, 2011, the remaining payments required to be made under these contracts were $135.9 million (2012), of which Teekay’s share was 33% of this amount. Teekay has also provided certain guarantees in relation to the performance of the joint venture company. The fair value of the guarantees was a liability of $2.5 million and $1.8 million, respectively, as at December 31, 2011 and December 31, 2010 and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.

In September 2010, Teekay Tankers entered into a joint venture arrangement (the Joint Venture) with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) to have a VLCC newbuilding constructed, managed and chartered to third parties. Teekay Tankers has a 50% economic interest in the Joint Venture, which is jointly controlled by Teekay Tankers and Wah Kwong. The VLCC has an estimated purchase price of approximately $98 million (of which Teekay Tankers’ 50% portion is $49 million), excluding capitalized interest and other miscellaneous construction costs. The vessel is expected to deliver during the second quarter of 2013. As at December 31, 2011, the remaining payments required to be made under this newbuilding contract, including the Wah Kwong’s 50% share, was $44.1 million (2012) and $34.3 million (2013). As of December 31, 2011, the Joint Venture had received a firm commitment from a financial institution for a loan of approximately $68.6 million, which is subject to satisfactory completion of loan documentation. Teekay Tankers and Wah Kwong have each agreed to finance 50% of the costs to acquire the VLCC that are not financed with commercial bank financing. Teekay Tankers made its initial $9.8 million advance to the Joint Venture in October 2010. The advance is non-interest bearing, unsecured and the amount is recorded in loans to joint ventures and joint venture partners in the consolidated balance sheets. A third party has agreed to time-charter the vessel following its delivery for a term of five years at a fixed daily rate and an additional amount if the daily rate of any sub-charter earned by the third party exceeds a certain threshold.

c)	Purchase Obligation

As at December 31, 2011, the Company was committed to fund the remaining upgrade costs of the Voyageur FPSO unit in connection with the Sevan acquisition, for a total cost estimated to be between $110 and $130 million, excluding capitalized interest. The upgrades on the FPSO unit are expected to be completed by the fourth quarter of 2012. As at December 31, 2011, payments made towards these remaining upgrade costs totalled $22.7 million and the remaining payments required to be made are estimated to be between $90 and $105 million in 2012. In addition, the Company’s purchase of the FPSO unit is expected to be completed in the fourth quarter of 2012. In addition to the upgrade costs, the remaining payments required to be made to acquire the Voyageur total approximately $92.4 million (net of assumed debt of $230 million) in 2012.

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

On November 13, 2006, the Company’s shuttle tanker, the Navion Hispania, collided with the Njord Bravo, an FSO unit, while preparing to load an oil cargo from the Njord Bravo. The Njord Bravo services the Njord field, which is operated by Statoil Petroleum AS (or Statoil) and is located off the Norwegian coast. At the time of the incident, Statoil was chartering the Navion Hispania from the Company. The Navion Hispania and the Njord Bravo both incurred damages as a result of the collision. In November 2007, Navion Offshore Loading AS (or NOL), our subsidiary, and two other subsidiaries of ours, were named as co-defendants in a legal action filed by Norwegian Hull Club (the hull and machinery insurers of the Njord Bravo) and various licensees in the Njord field (or the Plaintiffs). The claim sought damages for vessel repairs, expenses for a replacement vessel and other amounts related to production stoppage on the field, totaling NOK 213,000,000 (approximately USD $36 million). The matter was heard before the Stavanger District Court in December 2011. The court found that NOL is liable for damages to the Plaintiffs, but excluded a large part of the indirect or consequential losses from the liability. The court also found that Statoil is liable for the same amount of damages to NOL. The parties may appeal against the decision of the court. As a result of the recent judgment, as at December 31, 2011, the Company has recognized a liability of NOK 76,000,000 (approximately $12.7 million, which is a reduced amount in accordance with the court’s decision to exclude a large part of the indirect or consequential losses) and a corresponding receivable from Statoil ASA recorded in other liabilities and other assets, respectively.

The Company believes the likelihood of any losses relating to the claim is remote. The Company believes that the charter contract relating to the Navion Hispania requires that Statoil be responsible and indemnify the Company for all losses relating to the damage to the Njord Bravo. The Company also maintains P&I insurance for damages to the Navion Hispania and insurance for collision-related costs and claims. The Company believes that these insurance policies will cover the costs related to this incident, including any costs not indemnified by Statoil, subject to standard deductibles. In addition, Teekay has agreed to indemnify Teekay Offshore for any losses it may incur in connection with this incident.

Teekay Nakilat Corporation (or Teekay Nakilat), is the lessee under 30-year capital lease arrangements with a third party for the RasGas II LNG Carriers (or RasGas II Leases). The UK taxing authority, (or HMRC), has been urging our lessor as well as other lessors under capital lease arrangements that have tax benefits similar to the ones provided by the RasGas II Leases, to terminate such finance lease arrangements and has in other circumstances challenged the use of similar structures. As a result, the lessor has requested that Teekay Nakilat enter into negotiations to terminate the RasGas II Leases. Teekay Nakilat has declined this request as it does not believe that HRMC would be able to successfully challenge the availability of the tax benefits of these leases to the lessor. This assessment is partially based on a January 2012 court decision regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer. However, it is possible that the HMRC may appeal that decision. If the HMRC were able to successfully challenge the RasGas II Leases, Teekay Nakilat, could be subject to significant costs associated with the termination of the lease or increased lease payments to compensate the lessor for the lost tax benefits. The Company estimates its 70% share of the potential exposure to range from $54 million to $77 million.

e)	Redeemable Non-Controlling Interest

In the year ended December 31, 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of Teekay Offshore in exchange for a 33% equity interest in the subsidiary. The equity issuance resulted in a dilution loss of $7.4 million. The non-controlling interest owner of Teekay Offshore’s 67% owned subsidiary holds a put option which, if exercised, would obligate Teekay Offshore to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2011.

f)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.